Related-Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Related Party Transaction [Line Items]
Credit facility, outstanding amount				$ 1,408,600,000
Term Loan Facility [Member]
Related Party Transaction [Line Items]
Credit facility, outstanding amount		$ 308,300,000		$ 736,900,000
Blackstone Group and Wellspring Capital Management [Member]
Related Party Transaction [Line Items]
Description of related party transaction advisory fee payable		The annual advisory fee is the greater of $2.5 million or 1.5% of the Company's consolidated EBITDA (as defined in the advisory fee agreement) for the immediately preceding fiscal year.		The annual advisory fee is the greater of $2.5 million or 1.5% of the Company's consolidated EBITDA (as defined in the transaction and advisory fee agreement) for the immediately preceding fiscal year.
Minimum EBITDA amount required for payment		$ 2,500,000		$ 2,500,000
Percentage of EBITDA amount required for payment of annual advisory fee		1.50%		1.50%
Annual payment and reimbursements to affiliates		$ 5,000,000
Related-party interest expense						$ 20,900,000
Notes payable held redeemed by related party				$ 218,100,000
Senior notes redeemed by related party				500,000,000
Redemption premium paid				$ 4,400,000
Blackstone Group and Wellspring Capital Management [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Date of redemption of Senior notes held by related party				May 14, 2013
Blackstone Group and Wellspring Capital Management [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual payment and reimbursements to affiliates			$ 4,600,000
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Annual payment and reimbursements to affiliates	$ 900,000			$ 4,700,000	$ 4,200,000	4,200,000
Officer [Member]
Related Party Transaction [Line Items]
Lease rental to related parties and property taxes paid		400,000	300,000	500,000	500,000	500,000
Blackstone Group [Member]
Related Party Transaction [Line Items]
Sales to related parties		26,000,000	27,500,000	34,800,000	35,000,000	40,100,000
Purchases from related party		0	2,000,000	2,700,000	1,800,000	2,900,000
Term facility outstanding held by related party		16,800,000		15,200,000
Related-party interest expense		$ 800,000	$ 1,200,000	$ 1,500,000	$ 2,000,000	$ 200,000